OTHER FINANCIAL ASSETS - Schedule of composition by currencies of other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Financial Assets [Line Items]
Type of currency	$ 122,683	$ 121,067
Brazilian real
Other Financial Assets [Line Items]
Type of currency	14,076	13,323
Chilean peso
Other Financial Assets [Line Items]
Type of currency	2,801	3,006
Colombian peso
Other Financial Assets [Line Items]
Type of currency	806	1,216
Euro
Other Financial Assets [Line Items]
Type of currency	4,657	4,646
U.S.A dollar
Other Financial Assets [Line Items]
Type of currency	97,144	96,359
Other currencies
Other Financial Assets [Line Items]
Type of currency	$ 3,199	$ 2,517